UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                  TITLE OFCUSIP        VALUE   SHARES  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS              (x$1000)  PRN  AMTPRN CALL DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------- -----------
ANTIGENICS INC DEL                COM     037032109   1,729    170,815    SH      SOLE      N/A     170,815
BIOENVISION INC                   COM     09059N100     851     95,030    SH      SOLE      N/A      95,030
BIOMARIN PHARMACEUTICAL INC       COM     09061G101     102     15,910    SH      SOLE      N/A      15,910
CELL THERAPEUTICS INC             COM     150934107   1,045    128,375    SH      SOLE      N/A     128,375
DENDREON CORP                     COM     24823Q107   3,824    354,770    SH      SOLE      N/A     354,770
FORBES MEDI-TECH INC              COM     344907100      80     29,500    SH      SOLE      N/A      29,500
IMCLONE SYSTEMS INC               COM     45245W109     276      6,000    SH      SOLE      N/A       6,000
ISIS PHARMACEUTICALS INC          COM     464330109     184     31,250    SH      SOLE      N/A      31,250
ISIS PHARMACEUTICALS INC          COM     464330109     295     50,000   PUT      SOLE      N/A      50,000
LIGAND PHARMACEUTICALS INC        CL B    53220K207   2,921    250,950    SH      SOLE      N/A     250,950
NEUROBIOLOGICAL TECHNOLOGIES      COM     64124W106     442    100,100    SH      SOLE      N/A     100,100
NEUROCHEM INC                     COM     64125K101     374     21,315    SH      SOLE      N/A      21,315
PHARMACYCLICS INC                 COM     716933106     873     83,375    SH      SOLE      N/A      83,375
PROGENICS PHARMACEUTICALS INC     COM     743187106     526     30,678    SH      SOLE      N/A      30,678
RENOVIS INC                       COM     759885106     766     53,275    SH      SOLE      N/A      53,275
SCIENTIFIC LEARNING CORP          COM     808760102     487     81,100    SH      SOLE      N/A      81,100
SPECTRUM PHARMACEUTICALS INC      COM     84763A108     700    105,046    SH      SOLE      N/A     105,046
SUPERGEN INC                      COM     868059106     521     73,970    SH      SOLE      N/A      73,970
VASOGEN INC                       COM     92232F103     300     59,145    SH      SOLE      N/A      59,145
VION PHARMACEUTICALS INC          COM     927624106     764    162,795    SH      SOLE      N/A     162,795

                                       20            17,060


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         20
Form 13F Information Table Value Total:         17,060
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE